Allowances for Losses on Financial Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Allowance for Losses on Financial Assets [Abstract]
Allowances for Losses on Financial Assets
Note 5 – Allowances for Losses on Financial Assets
The changes in allowances for expected credit losses for the six months ended June 30, 2024 and 2023, consisted of the following:

	Accounts receivable	Unbilled receivables	Other current assets	Financing receivables	Other assets	Total
Balance at January 1, 2023	($116)	($23)	($85)	($55)	($88)	($367)

Changes in estimates	(5)	2	15	2	(12)	2
Write-offs	24		4			28
Recoveries	2					2

Balance at June 30, 2023	($95)	($21)	($66)	($53)	($100)	($335)

Balance at January 1, 2024	($89)	($19)	($50)	($51)	($122)	($331)

Changes in estimates	(15)	(1)	(1)	35	(47)	(29)
Write-offs	7		10			17
Recoveries	1					1

Balance at June 30, 2024	($96)	($20)	($41)	($16)	($169)	($342)

Note 6 – Allowances for Losses on Financial Assets
The change in allowances for expected credit losses for the years ended December 31, 2023 and 2022 consisted of the following:

	Accounts receivable	Unbilled receivables	Other Current Assets	Financing receivables	Other Assets	Total
Balance at January 1, 2022	($390)	($91)	($62)	($18)	($186)	($747)

Changes in estimates	2	21	(27)	(37)	(35)	(76)
Write-offs	260	47	4		133	444
Recoveries	12					12

Balance at December 31, 2022	($116)	($23)	($85)	($55)	($88)	($367)

Balance at January 1, 2023	($116)	($23)	($85)	($55)	($88)	($367)

Changes in estimates	(6)	4	30	4	(34)	(2)
Write-offs	29		5			34
Recoveries	4					4

Balance at December 31, 2023	($89)	($19)	($50)	($51)	($122)	($331)